Subsequent events (Details) € in Millions, $ in Millions			12 Months Ended
	Apr. 27, 2020 EUR (€)	Apr. 22, 2020 USD ($)	Mar. 31, 2020
Infrastructure Wireless Italiane Inwit S.p.A.
Subsequent events
Proportion of ownership interest			37.50%
Subsequent events | Vodafone Idea Limited
Subsequent events
Advance amount paid under the payment mechanism | $		$ 200
Subsequent events | Infrastructure Wireless Italiane Inwit S.p.A.
Subsequent events
Ownership transferred (as a percentage)	4.30%
Amount of consideration agreed for the sale | €	€ 400
Proportion of ownership interest	33.20%